UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7123

Advantage Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	7/31/08

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

ADVANTAGE FUNDS, INC.

  DREYFUS PREMIER TOTAL RETURN ADVANTAGE FUND
  GLOBAL ALPHA FUND
  DREYFUS PREMIER GLOBAL ABSOLUTE RETURN FUND

FORM N-Q

Item 1.

Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Total Return Advantage Fund
July 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--86.1%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.2%
Northrop Grumman,
Gtd. Notes	7.13	2/15/11	20,000	21,115
Agriculture--.2%
UST,
Sr. Unscd. Notes	6.63	7/15/12	25,000	26,131
Asset-Backed Ctfs./Auto Receivables--4.1%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	50,000	44,517
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	65,000	60,821
Capital One Auto Finance Trust,
Ser. 2005-C, Cl. A3	4.61	7/15/10	2,580	2,577
Chase Manhattan Auto Owner Trust,
Ser. 2006-B, Cl. A4	5.11	4/15/14	100,000	101,770
Harley-Davidson Motorcycle Trust,
Ser. 2004-1, Cl. A2	2.53	11/15/11	31,295	31,229
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A4	4.69	2/15/11	140,000	141,153
Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A4	5.28	1/23/12	100,000	102,137
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	50,000	50,624
USAA Auto Owner Trust,
Ser. 2004-3, Cl. A4	3.53	6/15/11	37,984	37,996
				572,824
Asset-Backed Ctfs./Credit Cards--2.7%
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000	80,905
Chase Issuance Trust,
Ser. 2005-A10, Cl. A10	4.65	12/17/12	100,000	100,707

Citibank Credit Card Issuance
Trust, Ser. 2003-A8, Cl. A8	3.50	8/16/10	100,000		100,024
Citibank Credit Card Master Trust
I, Ser. 1999-2 Cl. A	5.88	3/10/11	100,000		101,541
					383,177
Asset-Backed Ctfs./Home Equity Loans--1.6%
MASTR Asset-Backed Securities
Trust, Ser. 2005-AB1, Cl. A2	5.05	11/25/35	76,518	a	76,391
Renaissance Home Equity Loan
Trust, Ser. 2005-2, Cl. AF3	4.50	8/25/35	59,029	a	58,603
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	85,829	a	80,986
Specialty Underwriting &
Residential Finance,
Ser. 2003-BC4, Cl. A3B	4.79	11/25/34	7,426	a	5,502
					221,482
Banks--5.4%
Bank of Tokyo-Mitsubishi,
Sr. Sub. Notes	8.40	4/15/10	15,000		15,813
Bank One,
Sub. Notes	7.88	8/1/10	100,000		105,581
BSCH Issuances,
Bank Gtd. Notes	7.63	9/14/10	50,000		52,683

Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	11,854
Deutsche Bank AG London,
Sr. Unscd. Notes	5.38	10/12/12	50,000	50,456
Deutsche Bank London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	10,027
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	25,925
HSBC Holdings,
Sub. Notes	5.25	12/12/12	50,000	50,173
Key Bank,
Sub. Notes	7.00	2/1/11	50,000	46,143
Marshall & Ilsley,
Sr. Unscd. Notes	4.38	8/1/09	75,000	73,599
National Westminster Bank,
Sub. Notes	7.38	10/1/09	50,000	51,247
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	13,656
Province of Manitoba Canada,
Debs., Ser. FH	4.90	12/6/16	5,000	5,125
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	20,000	18,927
Regions Financial,
Sub. Notes	6.38	5/15/12	25,000	23,030
Royal Bank of Canada,
Notes	3.88	5/4/09	100,000	100,601
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	20,680
Wells Fargo,
Sr. Unscd. Notes	4.20	1/15/10	50,000	50,042
Wells Fargo,
Sr. Unscd. Notes	5.25	10/23/12	20,000	19,818
Wells Fargo,
Sr. Unscd. Notes	5.63	12/11/17	5,000	4,774
				750,154
Chemicals--.1%
Lubrizol,

Gtd. Notes	4.63	10/1/09	15,000	14,921
Commercial Mortgage Pass-Through Ctfs.--6.4%
Credit Suisse Mortgage Capital
Ctfs., Ser. 2006-C3, Cl. A3	6.02	6/15/38	100,000 a	96,489
GMAC Commercial Mortgage
Securities, Ser. 2001-C2,
Cl. A1	6.25	4/15/34	26,730	26,799
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000 a	95,003
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A3	4.96	8/15/42	75,000	72,687
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. ASB	5.33	12/15/44	100,000 a	97,953
Merrill Lynch Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000	90,748
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2006-2, Cl. A4	6.10	6/12/46	100,000 a	96,918
Morgan Stanley Capital I,

Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000 a	106,302
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.64	3/12/44	65,000 a	53,725
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	107,152	102,968
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	59,058	58,721
				898,313
Consumer Discretionary--.4%
Clorox,
Sr. Unscd. Notes	4.20	1/15/10	15,000	14,886
Fortune Brands,
Sr. Unscd. Notes	5.13	1/15/11	15,000	14,961
Xerox,
Gtd. Notes	7.13	6/15/10	25,000	25,830
				55,677
Diversified Financial Services--10.8%
Allstate Life Global Funding
Trusts, Sr. Scd. Notes,
Ser. 04-1	4.50	5/29/09	200,000	200,384
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000	13,743
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	10,000	9,879
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	9,810
Blackrock,
Sr. Unsub. Notes	6.25	9/15/17	10,000	9,660
CIT Group,
Sr. Unscd. Notes	3.38	4/1/09	50,000	47,552
Citigroup,
Sr. Unscd. Notes	2.82	6/9/09	50,000 a	49,510
Citigroup,
Sub. Notes	5.00	9/15/14	30,000	27,245
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000	47,087
Citigroup,

Sr. Unscd. Notes	6.50	1/18/11	20,000	20,550
Credit Suisse First Boston USA,
Gtd. Notes	4.13	1/15/10	50,000	50,119
Credit Suisse First Boston USA,
Unscd. Notes	4.88	8/15/10	50,000	50,336
Credit Suisse USA,
Gtd. Notes	2.81	12/9/08	50,000 a	49,919
Credit Suisse USA,
Gtd. Notes	6.13	11/15/11	10,000	10,271
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	100,000	100,445
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	100,000	103,457
Goldman Sachs Group,
Sr. Unscd. Notes	5.70	9/1/12	100,000	100,893
Household Finance,
Sr. Unscd. Notes	4.13	11/16/09	100,000	99,328
Household Finance,
Sr. Unscd. Notes	8.00	7/15/10	10,000	10,491
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	100,000	91,266
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.96	1/17/11	100,000 a	98,444

JPMorgan Chase & Co.,
Sr. Notes	6.00	1/15/18	10,000	9,720
Lehman Brothers Holdings,
Notes	4.25	1/27/10	50,000	48,081
Lehman Brothers Holdings,
Sub. Notes	6.50	7/19/17	20,000	18,082
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	47,062
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	4.25	2/8/10	50,000	48,905
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	18,287
Morgan Stanley,
Sub. Notes	4.75	4/1/14	25,000	22,333
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	75,000	76,274
Western Union,
Sr. Unscd. Bonds	5.40	11/17/11	30,000	30,010
				1,519,143
Diversified Metals & Mining--.2%
Alcoa,
Sr. Unscd. Notes	7.38	8/1/10	25,000	26,079
Electric Utilities--2.3%
Con Edison NY,
Sr. Unscd. Notes, Ser. 05-C	5.38	12/15/15	35,000	34,619
Duke Energy,
Sr. Unscd. Notes	6.25	1/15/12	50,000	52,359
NSTAR,
Unscd. Notes	8.00	2/15/10	50,000	52,809
SCANA,
Sr. Unscd. Notes	6.88	5/15/11	50,000	52,138
Scottish Power,
Unscd. Notes	4.91	3/15/10	50,000	49,994
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000	34,453
Union Electric,
Sr. Scd. Bonds	6.40	6/15/17	5,000	4,964

Wisconsin Energy,
Sr. Unscd. Notes	5.50	12/1/08	50,000	50,240
				331,576
Food & Beverages--.8%
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	15,000	15,473
Kellogg,
Sr. Unscd. Notes, Ser. B	6.60	4/1/11	20,000	21,041
Kraft Foods,
Sr. Unscd. Notes	5.63	8/11/10	30,000	30,725
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	26,024
Safeway,
Sr. Unscd. Notes	6.50	3/1/11	20,000	20,705
				113,968
Foreign/Governmental--.4%
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	50,000	53,675
Health Care--1.7%
Abbott Laboratories,
Sr. Unscd. Notes	5.60	5/15/11	50,000	52,280
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	14,859

Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000	10,300
Eli Lilly & Co.,
Sr. Unscd. Notes	6.00	3/15/12	30,000	31,927
Hospira,
Sr. Unscd. Notes	4.95	6/15/09	15,000	15,037
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000	100,206
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	20,000	19,807
				244,416
Industrial--.3%
Conagra Foods,
Sr. Unscd. Notes	7.88	9/15/10	15,000	15,860
Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	20,000	20,619
				36,479
Media--1.0%
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	75,000	77,628
New York Times,
Sr. Unscd. Notes	4.50	3/15/10	15,000	14,342
Viacom,
Sr. Unscd. Notes	5.75	4/30/11	20,000	19,825
Viacom,
Gtd. Notes	7.70	7/30/10	25,000	25,803
				137,598
Oil & Gas--1.0%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	25,000	26,027
KeySpan,
Sr. Unsub. Notes	7.63	11/15/10	50,000	52,881
Trans-Canada Pipelines,
Sr. Unscd. Notes	4.00	6/15/13	50,000	47,125
XTO Energy,
Sr. Unscd. Notes	5.90	8/1/12	20,000	20,215
				146,248

Paper & Paper Related--.1%
International Paper,
Sr. Unscd. Notes	4.00	4/1/10	15,000	14,516
Property & Casualty Insurance--2.7%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	15,032
Berkshire Hathaway,
Gtd. Notes	4.13	1/15/10	40,000	40,362
Hartford Life Global Funding
Trusts, Sr. Scd. Notes	5.20	2/15/11	150,000	151,293
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	20,000	19,112
Principal Life Income Funding
Trusts, Sr. Scd. Notes	5.13	3/1/11	150,000	148,350
				374,149
Retail--.9%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	20,000	20,525
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	100,000	103,987
				124,512
Technology--.1%
NCR,

Sr. Unscd. Notes	7.13	6/15/09	15,000		15,203
Telecommunications--2.5%
AT & T Wireless Services,
Sr. Unscd. Notes	8.13	5/1/12	25,000		27,454
BellSouth,
Sr. Unscd. Notes	6.00	10/15/11	100,000		103,363
British Telecommunications,
Sr. Unscd. Notes	8.63	12/15/10	25,000	a	26,868
CenturyTel,
Sr. Unscd. Notes, Ser. H	8.38	10/15/10	25,000		25,984
Cox Communications,
Sr. Unscd. Notes	4.63	1/15/10	25,000		24,839
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	50,000		50,363
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	50,000		52,652
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000		51,580
					363,103
Transportation--.4%
Burlington North Santa Fe,
Unscd. Notes	7.13	12/15/10	20,000		20,965
CSX,
Sr. Unscd. Notes	6.75	3/15/11	20,000		20,384
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000		20,087
					61,436
U.S. Government Agencies/Mortgage-Backed--34.0%
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/19			716,305		695,347
5.00%, 11/1/33 - 7/1/35			431,007		410,991
5.50%, 12/1/18 - 10/1/21			572,212		576,266
5.65%, 2/1/37			44,018	a	44,149
5.72%, 2/1/37			80,056	a	80,941
5.93%, 1/1/37			77,466	a	78,838
6.00%, 10/1/19 - 9/1/34			201,875		205,302
6.50%, 8/1/12			76,762		80,272

7.00%, 1/1/36	156,766	164,772
Federal National Mortgage Association:
4.00%, 3/1/21	86,550	80,595
4.48%, 12/1/34	192,718	194,789
5.00%, 7/1/19 - 10/1/33	713,883	707,640
5.50%	300,000 b	292,828
5.50%, 7/1/17 - 8/1/35	1,467,633	659,458
5.74%, 4/1/37	83,711 a	84,750
6.00%, 11/1/16 - 8/1/17	347,507	49,938
6.50%, 7/1/33 - 7/1/35	278,625	288,038
7.00%, 4/1/32	76,730	80,905
		4,775,819
U.S. Government Securities--5.8%
U.S. Treasury Bonds:
4.75%, 2/15/37	400,000	408,500
6.25%, 5/15/30	295,000	359,485
U.S. Treasury Notes
4.88%, 7/31/11	40,000	42,344
		810,329
Total Bonds and Notes
(cost $12,161,877)		12,092,043

	Principal
Short-Term Investments--.8%	Amount ($)	Value ($)
U.S. Treasury Bills
1.95%, 9/18/08
(cost $114,701)	115,000 [c]	114,750

Other Investment--7.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,064,000)	1,064,000 [d]	1,064,000

Total Investments (cost $13,340,578)	94.5%	13,270,793
Cash and Receivables (Net)	5.5%	766,810
Net Assets	100.0%	14,037,603

a.  Variable rate security--interest rate subject to periodic change.
b.  Purchased on a forward commitment basis.
c.  All or partially held by a broker as collateral for open financial futures positions.
d. Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $13,306,975.
Net unrealized depreciation on investments was $67,026 of which $110,891 related to appreciated investment securities and $177,917 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2008 (Unaudited)

Unrealized
	Market Value		Appreciation/
	Covered by		(Depreciation)
Contracts	Contracts ($)	Expiration	at 7/31/2008 ($)

Financial Futures Long

Euro Dollar	1	242,288	March 2009	(479)
Euro Dollar	1	239,800	March 2010	(1,229)
Euro Dollar	1	242,975	September 2008	(554)
Euro Dollar	1	241,200	September 2009	(691)
U.S. Treasury 5 year Notes	24	2,672,062	September 2008	40,300
U.S. Treasury 10 year Notes	26	2,985,531	September 2008	5,616
U.S. Treasury 30 year Bonds	6	693,000	September 2008	7,740
10 Year Euro-Bond	1	175,545	September 2008	3,604
Australian 10 Year Bonds	3	277,902	September 2008	9,263
Financial Futures Short
U.S. Treasury 2 year Notes	11	(2,332,000)	September 2008	(16,920)
British Long Gilt	3	(638,010)	September 2008	(7,189)
Canadian 10 Year Bonds	1	(115,762)	September 2008	(993)
Japanese 10 Year Bond	9	(1,135,939)	September 2008	(21,330)
				17,138

STATEMENT OF OPTIONS WRITTEN
July 31, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Valued ($)
Call Options
U.S. Treasury 10 Year Notes
August 2008 @ 113	1,400,000	a	(29,094)
Put Options
U.S. Treasury 10 Year Notes
August 2008 @ 112	1,400,000	a	(1,750)
(Premiums received $33,604)			(30,844)

a Non-income producing security.

STATEMENT OF FINANCIAL FUTURES
July 31, 2008 (Unaudited)

Unrealized
Market Value	Appreciation/
Covered by	(Depreciation)
Contracts	Contracts ($)	Expiration	at 7/31/2008	($)
Financial Futures Long
Euro Dollar	1	242,288	March 2009	(479)
Euro Dollar	1	239,800	March 2010	(1,229)
Euro Dollar	1	242,975	September 2008	(554)
Euro Dollar	1	241,200	September 2009	(691)
U.S. Treasury 5 year Notes	24	2,672,062	September 2008	40,300
U.S. Treasury 10 year Notes	26	2,985,531	September 2008	5,616
U.S. Treasury 30 year Bonds	6	693,000	September 2008	7,740
10 Year Euro-Bond	1	175,545	September 2008	3,604
Australian 10 Year Bonds	3	277,902	September 2008	9,263
Financial Futures Short
U.S. Treasury 2 year Notes	11	(2,332,000)	September 2008	(16,921)
British Long Gilt	3	(638,010)	September 2008	(7,189)
Canadian 10 Year Bonds	1	(115,762)	September 2008	(993)
Japanese 10 Year Bond	9	(1,135,939)	September 2008	(21,331)
17,138

STATEMENT OF OPTIONS WRITTEN
April 30, 2008 (Unaudited)

Face Amount
Covered by
Contracts ($)	Valued ($)
Call Options
U.S. Treasury 10 Year Notes
August 2008 @ 113	1,400,000	a	(29,094)
Put Options
U.S. Treasury 10 Year Notes

August 2008 @ 112	1,400,000	a	(1,750)
(Premiums received $33,604)			(30,844)

a Non-income producing security.

At July 31, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 7/31/2008 ($)
Purchases:
British Pound, expiring 9/17/2008	170,000	331,626	335,714	4,088
British Pound, expiring 9/17/2008	69,300	135,152	136,853	1,701
British Pound, expiring 9/17/2008	7,000	13,930	13,824	(107)
British Pound, expiring 9/17/2008	7,000	13,928	13,824	(105)
EURO, expiring 9/17/2008	234,000	361,647	364,044	2,397
EURO, expiring 9/17/2008	205,000	316,840	318,927	2,088
EURO, expiring 9/17/2008	32,680	50,208	50,842	634
EURO, expiring 9/17/2008	10,320	15,854	16,055	202
EURO, expiring 9/17/2008	102,000	159,755	158,686	(1,069)
EURO, expiring 9/17/2008	6,942	10,761	10,800	39
EURO, expiring 9/17/2008	19,058	29,558	29,649	91
EURO, expiring 9/17/2008	32,400	51,245	50,406	(839)
EURO, expiring 9/17/2008	21,000	33,245	32,671	(574)
EURO, expiring 9/17/2008	17,000	26,860	26,448	(412)
EURO, expiring 9/17/2008	9,534	14,970	14,832	(138)
EURO, expiring 9/17/2008	11,466	17,824	17,838	14
Japanese Yen, expiring 9/17/2008	2,132,799	19,933	19,826	(107)
Japanese Yen, expiring 9/17/2008	1,713,000	16,037	15,924	(114)
Japanese Yen, expiring 9/17/2008	1,761,700	18,493	18,235	(258)
Japanese Yen, expiring 9/17/2008	3,269,500	30,697	30,392	(305)
Japanese Yen, expiring 9/17/2008	3,282,578	30,843	30,514	(329)
Japanese Yen, expiring 9/17/2008	4,564,222	43,001	42,428	(573)
Japanese Yen, expiring 9/17/2008	18,319,000	172,042	170,288	(1,754)
Japanese Yen, expiring 9/17/2008	5,034,400	47,003	46,798	(205)
Japanese Yen, expiring 9/17/2008	1,438,400	13,423	13,371	(53)
Japanese Yen, expiring 9/17/2008	57,536	537	535	(2)
Japanese Yen, expiring 9/17/2008	2,819,264	26,283	26,207	(76)
Japanese Yen, expiring 9/17/2008	4,315,200	40,015	40,113	98
Japanese Yen, expiring 9/17/2008	719,200	6,669	6,685	17
New Zealand Dollar , expiring 9/17/2008	212,500	163,986	154,729	(9,257)

New Zealand Dollar , expiring 9/17/2008	48,400	37,333	35,242	(2,092)
New Zealand Dollar , expiring 9/17/2008	9,534	7,040	6,942	(98)
New Zealand Dollar , expiring 9/17/2008	11,466	8,392	8,349	(43)
Swedish Krona, expiring 9/17/2008	763,000	125,777	125,669	(108)
Swedish Krona, expiring 9/17/2008	763,000	125,813	125,669	(144)
Swedish Krona, expiring 9/17/2008	306,280	50,403	50,446	43
Swedish Krona, expiring 9/17/2008	96,720	15,896	15,930	35
Swedish Krona, expiring 9/17/2008	126,720	20,722	20,871	149
Swedish Krona, expiring 9/17/2008	137,280	22,356	22,611	255
Swedish Krona, expiring 9/17/2008	221,400	36,989	36,465	(523)
Swedish Krona, expiring 9/17/2008	78,000	13,072	12,847	(225)
Swedish Krona, expiring 9/17/2008	37,100	6,159	6,111	(49)
Swedish Krona, expiring 9/17/2008	10,600	1,760	1,746	(14)
Swedish Krona, expiring 9/17/2008	424	70	70	(1)
Swedish Krona, expiring 9/17/2008	20,776	3,448	3,422	(26)
Swedish Krona, expiring 9/17/2008	31,800	5,225	5,238	11
Swedish Krona, expiring 9/17/2008	5,300	869	873	4
				(7,733)

Sales:
Australian Dollar, expiring 9/17/2008	4,120	3,903	3,854	49
Australian Dollar, expiring 9/17/2008	21,627	20,435	20,230	205
Australian Dollar, expiring 9/17/2008	59,373	56,176	55,539	637
Australian Dollar, expiring 9/17/2008	170,000	164,426	159,021	5,405
Australian Dollar, expiring 9/17/2008	33,250	31,646	31,103	544
Australian Dollar, expiring 9/17/2008	9,500	9,037	8,886	150
Australian Dollar, expiring 9/17/2008	380	361	355	6
Australian Dollar, expiring 9/17/2008	18,620	17,703	17,418	285
Australian Dollar, expiring 9/17/2008	28,500	26,945	26,660	285
Australian Dollar, expiring 9/17/2008	4,750	4,490	4,443	47
Canadian Dollar, expiring 9/17/2008	200,700	200,219	195,884	4,336
Canadian Dollar, expiring 9/17/2008	116,600	116,302	113,802	2,500
Canadian Dollar, expiring 9/17/2008	14,000	13,901	13,664	237
Norwegian Krone, expiring 9/17/2008	1,206,000	232,917	234,266	(1,348)
Norwegian Krone, expiring 9/17/2008	718,200	138,745	139,510	(765)
Norwegian Krone, expiring 9/17/2008	45,446	8,815	8,828	(13)
Norwegian Krone, expiring 9/17/2008	16,554	3,208	3,216	(7)

Norwegian Krone, expiring 9/17/2008	10,950	2,147	2,127	20
Norwegian Krone, expiring 9/17/2008	43,800	8,591	8,508	83
Norwegian Krone, expiring 9/17/2008	18,250	3,576	3,545	31
Norwegian Krone, expiring 9/17/2008	67,000	13,138	13,015	123
Norwegian Krone, expiring 9/17/2008	34,050	6,600	6,614	(14)
Norwegian Krone, expiring 9/17/2008	40,950	7,871	7,955	(84)
Swiss Franc, expiring 9/17/2008	308,000	297,111	294,179	2,931
Swiss Franc, expiring 9/17/2008	249,200	240,551	238,018	2,533
Swiss Franc, expiring 9/17/2008	41,000	40,101	39,160	940
Swiss Franc, expiring 9/17/2008	54,242	52,231	51,808	423
Swiss Franc, expiring 9/17/2008	19,758	18,995	18,871	123
Swiss Franc, expiring 9/17/2008	6,300	6,136	6,017	119
Swiss Franc, expiring 9/17/2008	10,500	10,203	10,029	174
Swiss Franc, expiring 9/17/2008	25,200	24,504	24,069	435
Swiss Franc, expiring 9/17/2008	31,750	31,003	30,325	678
Swiss Franc, expiring 9/17/2008	31,877	31,132	30,447	685
Swiss Franc, expiring 9/17/2008	44,323	43,438	42,334	1,104
Swiss Franc, expiring 9/17/2008	19,050	18,647	18,195	452
Swiss Franc, expiring 9/17/2008	25,000	24,484	23,878	606
Swiss Franc, expiring 9/17/2008	14,000	13,678	13,372	306
Swiss Franc, expiring 9/17/2008	36,750	35,580	35,101	479
Swiss Franc, expiring 9/17/2008	355,373	406	401	5
Swiss Franc, expiring 9/17/2008	490,000	10,159	10,029	130
Swiss Franc, expiring 9/17/2008	42,300	19,885	19,657	229
Swiss Franc, expiring 9/17/2008	313,642	5,019	5,014	5
Swiss Franc, expiring 9/17/2008	126,024	30,170	30,087	83
				25,154

Total				17,421

STATEMENT OF SECURITIES SOLD SHORT
July 31, 2008 (Unaudited)
	Principal
Bonds and Notes	Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
5.00%	100,000	(94,766)
5.50%	800,000	(802,625)
6.00%	300,000	(306,329)
(proceeds $1,203,688)		(1,203,719)

STATEMENT OF INVESTMENTS
Global Alpha Fund
July 31, 2008 (Unaudited)

Common Stocks--52.7%	Shares	Value ($)
Austria--.2%
Andritz	329	19,763
Erste Bank der Oesterreichischen Sparkassen	1,205	77,555
IMMOEAST	2,681 a	19,284
IMMOFINANZ	1,978	17,962
Meinl European Land	2,119 a	21,193
OMV	1,119	77,519
Raiffeisen International Bank-Holding	293	36,664
Strabag	163	10,987
Telekom Austria	2,342	48,381
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	556	44,347
Vienna Insurance Group	270	18,051
Voestalpine	791	52,267
Wienerberger	539	14,549
		458,522
Belgium--.3%
Belgacom	1,112	44,043
Colruyt	116	32,441
Compagnie Nationale a Portefeuille	126	9,930
Delhaize Group	684	37,662
Dexia	3,365	46,045
Fortis	13,357	189,230
Groupe Bruxelles Lambert	528	58,903
Groupe Bruxelles Lambert (Strip)	31 a	0
InBev	1,190	80,303
KBC Ancora	100	8,048
KBC Groep	1,023	104,643
Mobistar	233	19,322
Solvay	403	48,441
UCB	753	25,853
Umicore	858	38,742
		743,606

Bermuda--.5%
Accenture, Cl. A	3,635	151,797
ACE	2,000	101,400
Axis Capital Holdings	921	29,177
Covidien	3,011	148,261
Everest Re Group	430	35,174
Ingersoll-Rand, Cl. A	2,264	81,504
Invesco	2,746	63,954
Marvell Technology Group	3,389 a	50,123
Nabors Industries	1,710 a	62,346
PartnerRe	323	22,713
RenaissanceRe Holdings	358	18,211
Tyco Electronics	3,018	100,016
Tyco International	3,009	134,081
Weatherford International	4,125 a	155,636
XL Capital, Cl. A	1,778	31,808
		1,186,201
Canada--.0%
Tim Hortons	1,283	34,885
Cayman Islands--.1%
Garmin	815	29,071
Seagate Technology	3,147	47,110
Transocean	1,935 a	263,218
		339,399

Denmark--.3%
AP Moller - Maersk, Cl. A	3	34,945
AP Moller - Maersk, Cl. B	7	82,269
Carlsberg, Cl. B	444	36,258
Coloplast, Cl. B	144	12,181
Danisco	268	18,383
Danske Bank	2,604	74,468
DSV	1,442	31,060
FLSmidth & Co.	378	36,797
Jyske Bank	373 a	23,674
Novo Nordisk, Cl. B	2,936	187,573
Novozymes, Cl. B	331	31,426
Sydbank	453	17,289
Topdanmark	117 a	17,103
TrygVesta	192	14,093
Vestas Wind Systems	1,222 a	161,507
William Demant Holding	182 a	11,095
		790,121
Finland--.5%
Elisa	1,127	23,985
Fortum	2,900	128,593
Kesko, Cl. B	476	13,257
Kone, Cl. B	1,048	31,869
Metso	863	31,239
Neste Oil	926	22,539
Nokia	25,037	689,482
Nokian Renkaat	734	31,929
Orion, Cl. B	657	13,490
Outokumpu	802	18,870
Pohjola Bank, Cl. A	909	14,991
Rautaruukki	590	22,425
Sampo, Cl. A	2,778	70,304
Sanoma-WSOY	642	13,974
Stora Enso, Cl. R	3,772	34,370
UPM-Kymmene	3,424	54,545
Wartsila	521	31,955
YIT	930	16,005

		1,263,822
France--2.7%
Accor	1,004	67,453
ADP	153	13,335
Air France-KLM	694	17,401
Air Liquide	1,283	168,693
Alcatel-Lucent	11,908 a	71,810
Alstom	1,087	122,824
Atos Origin	358	20,807
AXA	7,943	235,283
BNP Paribas	4,232	421,272
Bouygues	1,250	81,406
Bureau Veritas	209	12,773
Cap Gemini	710	45,696
Carrefour	3,261	167,548
Casino Guichard Perrachon	224	22,473
Christian Dior	280	30,319
Cie de Saint-Gobain	1,442	90,468
Cie Generale d'Optique Essilor International	1,032	51,139
CNP Assurances	191	21,382
Compagnie Generale de Geophysique-Veritas	670 a	26,500

Compagnie Generale des Etablissements Michelin, Cl. B	740	49,139
Credit Agricole	4,577	98,336
Dassault Systemes	330	21,502
Eiffage	192	11,629
Electricite de France	1,030	89,915
Eramet	27	18,851
Eurazeo	131	13,120
Eutelsat Communications	449	12,561
France Telecom	9,481	301,329
GDF SUEZ	657	41,352
Gecina	80	9,509
Groupe Danone	2,240	166,885
Hermes International	354	56,608
ICADE	101	10,936
Imerys	146	8,788
JC Decaux	342	8,708
Klepierre	356	14,525
L'Oreal	1,256	132,083
Lafarge	754	103,291
Lagardere	620	34,196
Legrand	487	12,507
LVMH Moet Hennessy Louis Vuitton	1,259	139,372
M6-Metropole Television	334	7,655
Natixis	2,198	17,970
Neopost	163	16,305
PagesJaunes Groupe	649	8,820
Pernod-Ricard	845	74,003
Peugeot	783	38,532
PPR	395	43,246
Publicis Groupe	676	22,213
Renault	952	79,779
Safran	964	16,380
Sanofi-Aventis	5,319	374,036
Schneider Electric	1,134	126,366
Scor	892	21,322
Societe BIC	137	6,994
Societe Generale	2,396	223,704

Societe Television Francaise 1	603	10,406
Sodexo	490	32,156
Suez	5,374	323,235
Suez Environnement (Rights)	5,374 a	38,654
Technip	524	44,705
Thales	459	26,082
Total	11,190	862,488
Unibail-Rodamco	420	94,541
Valeo	382	12,427
Vallourec	273	81,851
Veolia Environnement	1,935	102,951
Vinci	2,127	121,131
Vivendi	5,986	251,892
Wendel	142	15,866
Zodiac	214	9,650
		6,149,084
Greece--.2%
Alpha Bank	2,591	76,810
Coca-Cola Hellenic Bottling	1,104	27,147
EFG Eurobank Ergasias	2,063	51,437
Hellenic Petroleum	883	11,628
Hellenic Telecommunications Organization	1,838	38,428
Marfin Investment Group	3,187 a	23,968
National Bank of Greece	2,917	138,725
OPAP	1,446	51,891
Piraeus Bank	2,153	64,699
Public Power	786	24,405
Titan Cement	389	15,441
		524,579
Ireland--.1%
Allied Irish Banks	6,073	75,282
Anglo Irish Bank	4,074	32,545
Bank of Ireland	2,891	24,132
Bank of Ireland	3,626	30,268
CRH	3,488	89,796
Elan	3,073 a	64,728
Kerry Group, Cl. A	925	25,675

		342,426
Japan--9.6%
77 Bank	4,000	23,885
Acom	870	25,338
Advantest	1,600	32,647
Aeon	5,900	71,448
Aiful	1,150	11,982
Aisin Seiki	1,800	46,771
Ajinomoto	6,000	61,488
All Nippon Airways	8,000	29,257
Alps Electric	2,900	29,581
Amada	3,000	20,332
Asahi Breweries	4,100	76,600
Asahi Glass	9,000	99,378
Ashai Kasei	10,000	51,006
Astellas Pharma	4,900	211,496
Bank of Kyoto	3,000	31,131
Bank of Yokohama	11,000	70,393
Benesse	800	34,765
Bridgestone	5,700	92,501
Brother Industries	1,500	18,857
Canon	9,600	437,871
Casio Computer	2,900	35,600
Central Japan Railway	14	141,983
Chiba Bank	8,000	53,274
Chubu Electric Power	6,100	145,898
Chugai Pharmaceutical	2,800	44,377
Chugoku Electric Power	1,200	25,653
Chuo Mitsui Trust Holdings	7,000	43,097
Citizen Holdings	3,800	26,737
Credit Saison	1,900	39,682
CSK HOLDINGS	700	13,722
Dai Nippon Printing	6,000	82,370
Daicel Chemical Industries	3,000	17,563
Daido Steel	5,000	26,106
Daiichi Sankyo	6,400	190,407
Daikin Industries	2,400	101,561

Daito Trust Construction	800	36,431
Daiwa House Industry	4,000	37,500
Daiwa Securities Group	13,000	112,088
Denki Kagaku Kogyo	8,000	23,722
Denso	4,300	111,323
Dentsu	20	44,040
DIC	8,000	21,316
Dowa Holdings	3,000	19,983
East Japan Railway	31	242,153
Eisai	2,300	81,891

Electric Power Development	1,500	57,822
Elpida Memory	1,000 a	28,560
FamilyMart	700	30,515
Fanuc	1,700	133,322
Fast Retailing	500	55,720
Fuji Electric Holdings	7,000	19,126
FUJIFILM Holdings	4,500	140,733
Fujitsu	17,000	123,463
Fukuoka Financial Group	8,000	33,419
Furukawa Electric	6,000	28,591
Gunma Bank	5,000	31,013
Hankyu Hashin Holdings	12,000	54,157
Haseko	10,500	11,383
Hirose Electric	300	28,363
Hitachi	31,000	221,486
Hitachi Construction Machinery	1,200	31,101
Hokkaido Electric Power	2,000	41,882
Hokuhoku Financial Group	12,000	30,722
Hokuriku Electric Power	1,100	26,766
Honda Motor	14,100	449,972
HOYA	3,900	79,417
Ibiden	1,200	34,847
IHI	12,000	23,078
INPEX Holdings	8	80,244
Isetan Mitsukoshi Holdings	4,280 a	48,788
Isuzu Motors	6,000	25,670
Itochu	14,000	137,063
J Front Retailing	4,200	22,738
Jafco	600	22,907
Japan Real Estate Investment	5	51,328
Japan Retail Fund Investment	4	20,377
Japan Steel Works	4,000	71,155
Japan Tobacco	41	191,499
JFE Holdings	4,800	231,384
JGC	2,000	40,537
Joyo Bank	7,000	32,739
JS Group	2,400	34,574

JSR	1,700	30,120
JTEKT	1,700	25,397
Kajima	9,000	29,132
Kaneka	3,000	18,462
Kansai Electric Power	6,900	159,938
Kao	5,000	129,369
Kawasaki Heavy Industries	13,000	33,024
Kawasaki Kisen Kaisha	5,000	39,029
KDDI	23	131,567
Keihin Electric Express Railway	6,000	38,273
Keio	7,000	37,520
Keyence	300	64,706
Kintetsu	18,000	54,261
Kirin Holdings	8,000	121,470
Kobe Steel	24,000	67,309
Komatsu	8,000	196,836
Konami	1,200	37,800
Konica Minolta Holdings	4,500	73,553
Kubota	10,000	63,060
Kuraray	3,500	37,807
Kurita Water Industries	1,600	50,687
Kyocera	1,500	129,097
Kyowa Hakko Kogyo	2,371	26,391

Kyushu Electric Power	3,500	73,517
Leopalace21	1,300	17,341
Makita	1,200	41,045
Marubeni	15,000	109,038
Marui Group	3,200	24,521
Matsushita Electric Industrial	17,000	359,477
Matsushita Electric Works	3,000	26,479
Mazda Motor	6,000	34,513
Mediceo Paltac Holdings	1,800	29,948
Meiji Dairies	4,000	20,448
Minebea	5,000	26,349
Mitsubishi	12,300	356,015
Mitsubishi Chemical Holdings	10,000	59,408
Mitsubishi Electric	18,000	174,275
Mitsubishi Estate	11,000	263,074
Mitsubishi Gas Chemical	4,000	26,338
Mitsubishi Heavy Industries	29,000	126,187
Mitsubishi Materials	10,000	39,069
Mitsubishi Motors	27,000 a	44,220
Mitsubishi Rayon	5,000	15,292
Mitsubishi Tanabe Pharma	3,000	38,893
Mitsubishi UFJ Financial Group	89,160	784,165
Mitsui & Co.	15,000	310,939
Mitsui Chemicals	6,000	28,641
Mitsui Engineering & Shipbuilding	9,000	26,776
Mitsui Fudosan	8,000	179,288
Mitsui Mining & Smelting	6,000	18,170
Mitsui OSK Lines	10,000	128,623
Mitsui Sumitomo Insurance Group Holdings	3,300	108,502
Mizuho Financial Group	87	415,839
Murata Manufacturing	2,000	82,171
Namco Bandai Holdings	2,300	27,770
NEC	19,000	103,624
NGK Insulators	3,000	43,195
NGK Spark Plug	2,000	22,437
Nidec	1,100	77,830
Nikon	3,000	87,640

Nintendo	900	433,195
Nippon Building Fund	5	58,985
Nippon Electric Glass	3,000	44,031
Nippon Express	8,000	36,328
Nippon Meat Packers	3,000	47,391
Nippon Mining Holdings	8,000	48,206
Nippon Oil	12,000	75,352
Nippon Paper Group	9	25,307
Nippon Sheet Glass	6,000	24,402
Nippon Steel	47,000	266,678
Nippon Telegraph & Telephone	47	237,811
Nippon Yusen	10,000	84,810
Nipponkoa Insurance	3,000	23,939
Nishi-Nippon City Bank	7,000	20,149
Nissan Chemical Industries	3,000	35,524
Nissan Motor	20,600	158,108
Nisshin Steel	8,000	24,686
Nissin Food Products	1,000	32,676
Nitto Denko	1,500	42,828
Nomura Holdings	16,200	233,258
Nomura Real Estate Office Fund	3	22,437
Nomura Research Institute	1,200	26,781
NSK	4,000	32,957

NTN	4,000	24,871
NTT Data	12	49,335
NTT DoCoMo	147	236,517
Obayashi	6,000	25,567
Odakyu Electric Railway	8,000	55,202
OJI Paper	7,000	35,173
OKUMA	2,000	17,436
Olympus	2,000	67,003
Omron	2,100	36,571
Ono Pharmaceutical	600	32,958
Oriental Land	700	43,710
ORIX	860	129,924
Osaka Gas	20,000	71,962
Promise	950	24,177
Rakuten	69	34,574
Resona Holdings	53	75,704
Ricoh	6,000	96,400
Rohm	1,000	56,586
Sankyo	700	42,157
Sanyo Electric	20,000 a	44,534
Sapporo Hokuyo Holdings	4	24,884
SBI Holdings	86	20,292
Secom	2,000	91,753
Sega Sammy Holdings	2,100	19,526
Seiko Epson	1,300	35,099
Sekisui Chemical	4,000	25,367
Sekisui House	4,000	37,157
Seven & I Holdings	7,200	219,667
Sharp	9,000	124,836
Shikoku Electric Power	1,100	28,833
Shimamura	300	18,119
Shimizu	6,000	23,876
Shin-Etsu Chemical	3,600	220,048
Shinsei Bank	12,000	41,206
Shionogi & Co.	3,000	58,493
Shiseido	3,000	66,488
Shizuoka Bank	6,000	64,098

Showa Denko	10,000	25,394
Showa Shell Sekiyu	2,900	31,918
SMC	500	49,674
Softbank	6,800	124,037
Sojitz	9,800	29,876
Sompo Japan Insurance	8,000	79,089
Sony	9,200	345,863
Sony Financial Holdings	5	18,736
Stanley Electric	1,600	32,782
SUMCO	1,100	24,750
Sumitomo	9,700	130,214
Sumitomo Chemical	14,000	91,608
Sumitomo Electric Industries	6,500	78,904
Sumitomo Heavy Industries	5,000	31,310
Sumitomo Metal Industries	37,000	176,587
Sumitomo Metal Mining	5,000	63,842
Sumitomo Mitsui Financial Group	60	461,415
Sumitomo Realty & Development	4,000	81,355
Sumitomo Rubber Industries	2,900	23,091
Sumitomo Trust & Banking	12,000	81,763
Suruga Bank	2,000	24,879
Suzuken	900	30,890
Suzuki Motor	2,100	45,524

T & D Holdings	1,850	116,099
Taiheiyo Cement	9,000	17,818
Taisei	9,000	21,793
Taisho Pharmaceutical	2,000	41,267
Taiyo Nippon Sanso	4,000	32,953
Takashimaya	3,000	25,311
Takeda Pharmaceutical	7,500	397,662
Takefuji	1,330	18,240
TDK	1,200	69,574
Teijin	8,000	23,952
Terumo	1,600	82,247
THK	1,300	22,879
Tobu Railway	9,000	40,745
Tohoku Electric Power	4,000	88,486
Tokai Rika	800	13,576
Tokio Marine Holdings, Inc.	6,600	245,860
Tokuyama	2,000	12,460
Tokyo Electric Power	11,000	302,303
Tokyo Electron	1,600	89,627
Tokyo Gas	21,000	84,223
Tokyo Tatemono	3,000	14,616
Tokyu	11,000	60,243
Tokyu Land	4,000	19,825
TonenGeneral Sekiyu	4,000	33,742
Toppan Printing	6,000	61,984
Toray Industries	12,000	59,546
Toshiba	28,000	180,843
Tosoh	6,000	25,749
TOTO	3,000	21,674
Toyo Seikan Kaisha	1,800	32,374
Toyota Industries	1,700	48,980
Toyota Motor	24,000	1,029,364
Toyota Tsusho	2,200	43,303
Trend Micro	1,500	51,941
Ube Industries	10,000	35,658
UNICHARM	600	42,263
UNY	3,000	31,197

West Japan Railway	16	75,671
Yahoo! Japan	152	57,811
Yakult Honsha	1,300	37,126
Yamada Denki	800	53,932
Yamaha	1,900	38,994
Yamaha Motor	1,800	30,273
Yamato Holdings	4,000	49,850
Yaskawa Electric	3,000	25,053
Yokogawa Electric	2,500	21,021
		22,237,081
Luxembourg--.2%
ArcelorMittal	4,513	402,911
Millicom International Cellular	337	24,864
SES	1,553	38,067
		465,842
Netherlands--.0%
European Aeronautic Defence and Space	1,673	31,820
STMicroelectronics	3,509	39,102
		70,922
New Zealand--.0%
Auckland International Airport	7,010	10,439
Fletcher Building	3,585	16,603

Sky City Entertainment Group	3,565	8,979
Telecom of New Zealand	11,134	30,742
		66,763
Norway--.3%
Acergy	1,347	22,699
Aker Solutions	1,194	28,262
DNB NOR	4,719	60,951
Norsk Hydro	4,696	59,465
Orkla	5,538	70,882
Petroleum Geo-Services	1,173 a	27,422
Renewable Energy	600 a	17,709
SeaDrill	1,768	53,301
StatoilHydro	8,303	273,041
Storebrand	3,055	21,396
Telenor	5,448	82,785
Yara International	1,248	89,957
		807,870
Panama--.0%
McDermott International	1,366 a	65,117
Portugal--.1%
Banco BPI	2,091	7,928
Banco Comercial Portugues, Cl. R	15,666	27,987
Banco Espirito Santo	1,690	25,432
Brisa	2,149	21,862
Energias de Portugal	11,517	63,163
Portugal Telecom	4,399	48,457
Sonae	9,816	10,415
Zon Multimedia Servicos de Telecomunicacoes	933	9,069
		214,313
Singapore--.4%
Ascendas Real Estate Investment Trust	10,000	16,742
CapitaCommercial Trust	9,000	12,553
CapitaLand	12,000	49,694
CapitaMall Trust	10,000	21,837
City Developments	4,000	33,079
ComfortDelgro	15,000	17,145
DBS Group Holdings	8,000	111,661

Flextronics International	5,699 a	50,892
Fraser and Neave	4,000	12,896
Golden Agri-Resources	16,000	8,331
Keppel	8,000	61,500
Keppel Land	4,000	14,208
Noble Group	5,000	7,759
Oversea-Chinese Banking	16,000	98,199
SembCorp Industries	8,000	26,291
SembCorp Marine	3,000	9,141
Singapore Airlines	3,866	42,526
Singapore Exchange	6,000	29,682
Singapore Press Holdings	10,000	29,409
Singapore Technologies Engineering	10,000	20,116
Singapore Telecommunications	52,000	135,658
United Overseas Bank	8,000	113,514
Venture	2,000	15,663
Wilmar International	3,000	9,569
		948,065
Sweden--.8%
Alfa Laval	2,696	42,322
Assa Abloy, Cl. B	2,209	30,388
Atlas Copco, Cl. A	4,553	71,097
Atlas Copco, Cl. B	2,750	38,966

Boliden	2,093	12,416
Electrolux, Ser. B	1,928	23,416
Getinge, Cl. B	1,312	30,569
Hennes & Mauritz, Cl. B	3,058	164,227
Holmen, Cl. B	391	11,565
Husqvarna, Cl. B	2,152	17,958
Investor, Cl. B	2,186	47,952
Lundin Petroleum	1,772 a	23,425
Modern Times Group, Cl. B	405	22,888
Nordea Bank	13,556	193,763
Sandvik	6,356	83,760
Scania, Cl. B	1,733	27,348
Securitas, Cl. B	2,493	29,043
Skandinaviska Enskilda Banken, Cl. A	3,140	65,117
Skanska, Cl. B	2,785	36,241
SKF, Cl. B	2,798	47,738
Ssab Svenskt Stal, Ser. A	1,235	34,285
Ssab Svenskt Stal, Ser. B	264	6,445
Svenska Cellulosa, Cl. B	3,324	37,899
Svenska Handelsbanken, Cl. A	2,978	76,028
Swedbank, Cl. A	1,732	36,347
Swedish Match	1,627	32,464
Tele2, Cl. B	2,161	38,030
Telefonaktiebolaget LM Ericsson, Cl. B	18,940	199,677
TeliaSonera	14,518	111,073
Volvo, Cl. B	6,934	84,216
		1,676,663
United Kingdom--5.9%
3i Group	2,132	38,094
Alliance & Leicester	2,133	14,387
AMEC	1,861	31,298
Anglo American	6,957	402,547
Antofagasta	2,075	23,779
Associated British Foods	1,875	26,612
AstraZeneca	7,667	374,830
Aviva	13,803	137,943
BAE Systems	18,487	164,794

Balfour Beatty	2,627	20,659
Barclays	42,850	286,900
BG Group	17,594	399,404
BHP Billiton	11,613	389,462
BP	99,329	1,026,110
British Airways	3,499	17,692
British American Tobacco	7,964	288,384
British Energy Group	5,435	78,540
British Land	2,842	39,549
British Sky Broadcasting	5,995	53,945
BT Group	41,763	143,865
Bunzl	1,789	22,397
Burberry Group	2,390	21,340
Cadbury	7,109	84,353
Cairn Energy	725 a	39,351
Capita Group	3,360	45,792
Carnival	885	31,153
Carphone Warehouse Group	2,411	9,031
Centrica	19,365	120,739
Cobham	6,229	25,017
Compass Group	9,781	70,913
Daily Mail & General Trust, Cl. A	1,664	10,490
Diageo	13,532	236,023

Enterprise Inns	2,815	17,286
Eurasian Natural Resources	1,694	35,402
Experian PLC	5,646	43,954
Firstgroup	2,717	27,933
Friends Provident	12,797	21,395
G4S	7,187	27,477
GKN	3,959	16,724
GlaxoSmithKline	28,781	670,466
Hammerson	1,637	31,147
Hays	8,012	12,736
HBOS	27,539	158,474
Home Retail Group	4,852	20,881
HSBC Holdings	62,440	1,037,739
ICAP	2,964	29,504
IMI	1,811	15,767
Imperial Tobacco Group	5,347	200,187
Inchcape	2,452	12,192
Intercontinental Hotels Group	1,470	19,393
International Power	7,911	64,682
Invensys	4,389 a	24,605
Investec	2,269	15,214
J Sainsbury	5,502	34,386
Johnson Matthey	1,191	39,423
Kazakhmys	1,077	31,980
Kingfisher	12,828	30,087
Ladbrokes	3,362	16,799
Land Securities Group	2,447	62,627
Legal & General Group	32,362	62,696
Liberty International	1,453	26,998
Lloyds TSB Group	29,721	173,827
LogicaCMG	8,143	17,098
London Stock Exchange Group	865	14,239
Lonmin	822	39,486
Man Group	9,024	109,846
Marks & Spencer Group	8,903	45,589
Meggitt	3,735	14,649
Mondi	2,125	10,576

National Express Group	730	14,128
National Grid	13,281	175,740
Next	1,107	20,931
Old Mutual	26,602	51,168
Pearson	4,253	54,803
Persimmon	1,395	7,979
Prudential	12,997	140,572
Reckitt Benckiser Group	3,182	174,095
Reed Elsevier	5,792	66,144
Rentokil Initial	10,046	13,333
Rexam	3,510	26,439
Rio Tinto	5,250	555,346
Rolls-Royce Group	9,585 a	68,021
Royal Bank of Scotland Group	84,870	355,993
Royal Dutch Shell, Cl. A	18,735	667,649
Royal Dutch Shell, Cl. B	14,519	512,517
RSA Insurance Group	17,963	46,934
SABMiller	4,753	98,766
Sage Group	7,376	28,623
Schroders	705	13,463
Scottish & Southern Energy	4,553	126,447
Segro	2,422	19,647
Serco Group	2,673	21,762
Severn Trent	1,311	34,566
Shire	2,943	48,475
Smith & Nephew	4,689	50,251
Smiths Group	2,142	44,425
Stagecoach Group	2,979	16,818
Standard Chartered	7,418	227,762
Standard Life	11,440	51,612
Tate & Lyle	2,523	19,529
Tesco	41,361	295,284
Thomas Cook Group	2,826	11,252
Thomso Reuters	1,148	31,109
Tomkins	5,034	12,365
Tui Travel	3,200	12,678
Tullow Oil	3,787	59,076

Unilever	6,833	187,873
United Business Media	1,310	14,688
United Utilities Group	3,582	49,344
Vedanta Resources	758	30,301
Vodafone Group	279,994	754,589
Whitbread	972	21,411
William Hill	2,005	12,491
Willis Group Holdings	842	26,329
WM Morrison Supermarkets	12,720	65,260
Wolseley	3,639	24,635
WPP Group	5,893	56,470
Xstrata	3,344	241,516
		13,569,466
United States--30.5%
3M	4,096	288,317
Abbott Laboratories	9,426	531,060
Abercrombie & Fitch, Cl. A	602	33,242
Activision Blizzard	1,954 a	70,305
Adobe Systems	3,347 a	138,398
Advance Auto Parts	548	22,517
Advanced Micro Devices	3,524 a	14,836
AES	4,046 a	65,302
Aetna	3,039	124,629
Affiliated Computer Services, Cl. A	524 a	25,257
Aflac	2,959	164,550
AGCO	632 a	37,825
Agilent Technologies	2,243 a	80,882
Air Products & Chemicals	1,302	123,963
AK Steel Holding	649	41,211
Akamai Technologies	1,064 a	24,833
Alcoa	4,953	167,163
Allegheny Energy	1,035	50,094
Allegheny Technologies	629	29,745
Allergan	1,854	96,278
Alliance Data Systems	463 a	29,701
Alliant Energy	643	20,724
Allied Capital	1,230	16,912

Allstate	3,235	149,521
Altera	1,774	38,939
Altria Group	12,839	261,273
Amazon.com	1,899 a	144,969
AMB Property	674	32,999
Ameren	1,237	50,828
American Capital	1,282	26,050
American Eagle Outfitters	1,109	15,526
American Electric Power	2,426	95,827
American Express	6,336	235,192
American International Group	14,615	380,720
American Tower, Cl. A	2,454 a	102,822
Ameriprise Financial	1,357	57,672
AmerisourceBergen	936	39,190
Amgen	6,624 a	414,861
Amphenol, Cl. A	1,048	49,958
Amylin Pharmaceuticals	787 a	24,830
Anadarko Petroleum	2,838	164,348
Analog Devices	1,750	53,392
Anheuser-Busch	4,468	302,751
Annaly Capital Management	3,139	47,304
AON	1,818	83,264
Apache	2,027	227,368
Apartment Investment & Management, Cl. A	554	18,930
Apollo Group, Cl. A	816 a	50,828
Apple	5,363 a	852,449
Applied Biosystems	953	35,194
Applied Materials	8,239	142,699
Aqua America	747	11,840
Arch Coal	852	47,976
Archer-Daniels-Midland	3,516	100,663
Arrow Electronics	713 a	22,973
Associated Banc-Corp	990	16,523
Assurant	688	41,363
AT & T	36,840	1,135,040
Autodesk	1,371 a	43,721
Automatic Data Processing	3,174	135,562

AutoNation	747 a	7,709
AutoZone	251 a	32,703
AvalonBay Communities	448	44,670
Avery Dennison	561	24,690
Avnet	1,013 a	27,614
Avon Products	2,585	109,604
Baker Hughes	1,880	155,871
Ball	544	24,252
Bank of America	27,939	919,193
Barr Pharmaceuticals	597 a	39,390
Baxter International	3,861	264,903
BB & T	3,308	92,690
Beckman Coulter	366	26,476
Becton, Dickinson & Co.	1,480	125,667
Bed Bath & Beyond	1,550 a	43,137
Berkshire Hathaway, Cl. B	59 a	225,911
Best Buy	2,161	85,835
Biogen Idec	1,805 a	125,917
BJ Services	1,993	58,594
Black & Decker	449	26,949
BMC Software	1,113 a	36,607
Boeing	4,427	270,534
BorgWarner	803	32,377
Boston Properties	722	69,449
Boston Scientific	8,143 a	96,820
Bristol-Myers Squibb	12,052	254,538
Broadcom, Cl. A	2,835 a	68,862
Brown-Forman, Cl. B	430	30,943
Bunge	732	72,409
Burlington Northern Santa Fe	2,119	220,651
C.H. Robinson Worldwide	1,023	49,309
C.R. Bard	596	55,333
CA	2,477	59,101
Cablevision Systems (NY Group), Cl. A	1,571 a	38,144
Cabot Oil & Gas	675	29,707
Cadence Design Systems	1,594 a	11,780
Camden Property Trust	298	14,656

Cameron International	1,321 a	63,091
Campbell Soup	1,591	57,881
Capital One Financial	2,261	94,645
Cardinal Health	2,164	116,272
Carmax	1,273 a	17,058
Carnival	2,645	97,706
Caterpillar	3,801	264,246
CB Richard Ellis Group, Cl. A	1,383 a	19,431
CBS, Cl. B	3,592	58,765
Celanese, Ser. A	873	33,637
Celgene	2,644 a	199,596
CenterPoint Energy	1,828	28,828
Centex	950	13,946
Cephalon	447 a	32,703
CF Industries Holdings	369	60,317
Charles River Laboratories International	398 a	26,451
Charles Schwab	5,981	136,905
Chesapeake Energy	2,968	148,845
Chevron	12,674	1,071,713
ChoicePoint	390 a	18,662
Chubb	2,246	107,898
CIGNA	1,685	62,379
Cimarex Energy	487	25,378
Cincinnati Financial	1,051	29,260
Cintas	804	22,866
Cisco Systems	36,374 a	799,864
Citigroup	31,758	593,557
Citrix Systems	1,231 a	32,794
Cleveland-Cliffs	612	66,347
Clorox	948	51,666
CME Group	298	107,319
Coach	2,127 a	54,260
Coca-Cola	12,759	657,089
Coca-Cola Enterprises	2,004	33,928
Cognizant Technology Solutions, Cl. A	1,728 a	48,505
Colgate-Palmolive	3,102	230,386
Comcast, Cl. A	11,879	244,945

Comcast, Cl. A (Special)	5,754	118,187
Comerica	1,039	29,840
Computer Sciences	920 a	43,580
ConAgra Foods	2,944	63,826
ConocoPhillips	9,050	738,661
Consol Energy	1,107	82,350
Consolidated Edison	1,643	65,227
Constellation Brands, Cl. A	1,113 a	23,952
Constellation Energy Group	1,078	89,646
Cooper Industries, Cl. A	1,025	43,224
Corning	9,587	191,836
Costco Wholesale	2,644	165,726
Covance	375 a	34,425
Coventry Health Care	1,062 a	37,563
Crown Castle International	1,614 a	61,655
CSX	2,451	165,639
Cummins	1,162	77,087
CVS Caremark	8,726	318,499
D.R. Horton	2,190	24,353
Danaher	1,545	123,059
Darden Restaurants	796	25,926
DaVita	716 a	39,989
Dean Foods	1,080 a	23,004
Deere & Co.	2,653	186,134
Dell	12,967 a	318,599
Denbury Resources	1,447 a	40,719
Dentsply International	816	32,844
Developers Diversified Realty	837	26,751
Devon Energy	2,571	243,962
Diamond Offshore Drilling	475	56,668
DIRECTV Group	4,183 a	113,025
Discover Financial Services	2,922	42,807
Discovery Holding, Cl. A	1,825 a	36,281
DISH Network, Cl. A	1,423 a	41,865
Dominion Resources	3,494	154,365
Domtar	4,030 a	22,971
Dover	1,142	56,677

Dow Chemical	5,718	190,467
Dr. Pepper Snapple Group	1,447 a	29,909
DST Systems	275 a	16,618
DTE Energy	937	38,398
Duke Energy	7,657	134,610
Duke Realty	1,042	25,769
Dun & Bradstreet	333	32,181
Dynergy, Cl. A	3,343 a	22,498
E.I. du Pont de Nemours & Co.	5,475	239,860
Eastman Chemical	567	33,997
Eastman Kodak	1,950	28,548
Eaton	1,006	71,466
eBay	6,586 a	165,770
Ecolab	1,261	56,367
Edison International	1,875	90,638
El Paso	4,238	75,987
Electronic Arts	1,919 a	82,862
Electronic Data Systems	3,077	76,340
Eli Lilly & Co.	6,218	292,930
Embarq	1,040	47,601
EMC	12,769 a	191,663
Emerson Electric	4,786	233,078
Energen	470	28,294
Energizer Holdings	318 a	22,686
Energy East	920	22,991
ENSCO International	857	59,253
Entergy	1,172	125,310
EOG Resources	1,503	151,097
Equifax	921	32,318
Equitable Resources	790	41,278
Equity Residential	1,629	70,324
Estee Lauder, Cl. A	731	32,237
Exelon	4,029	316,760
Expedia	1,279 a	25,030
Expeditors International Washington	1,267	44,991
Express Scripts	1,301 a	91,773
Exterran Holdings	413 a	23,310

Exxon Mobil	32,734	2,632,796
Family Dollar Stores	759	17,685
Fastenal	867	42,362
Federal National Mortgage Association	6,470	74,405
Federal Realty Investment Trust	440	31,948
FedEx	1,786	140,808
Fidelity National Financial, Cl. A	1,610	21,510
Fidelity National Information Services	1,323	25,071
Fifth Third Bancorp	3,163	44,187
First American	660	16,632
First Solar	237 a	67,571
FirstEnergy	1,852	136,215
Fiserv	1,074 a	51,359
Flowserve	333	44,402
Fluor	1,072	87,207
FMC Technologies	772 a	47,694
Ford Motor	11,815 a	56,712
Forest City Enterprises, Cl. A	500	13,035
Forest Laboratories	1,939 a	68,854
Forest Oil	578 a	32,963
Fortune Brands	917	52,553
Foster Wheeler	870 a	49,390
FPL Group	2,351	151,710
Franklin Resources	1,011	101,717
Freddie Mac	3,913	31,969
Freeport-McMoRan Copper & Gold	2,325	224,944
GameStop, Cl. A	976 a	39,538
Gannett	1,593	28,865
Gap	3,167	51,052
Genentech	2,883 a	274,606
General Dynamics	2,079	185,322
General Electric	61,123	1,729,170
General Growth Properties	1,302	35,688
General Mills	2,048	131,871
General Motors	3,122	34,561
Genuine Parts	971	38,947
Genworth Financial, Cl. A	2,569	41,027

Genzyme	1,612 a	123,560
Gilead Sciences	5,659 a	305,473
Goldman Sachs Group	2,171	399,551
Goodrich	766	37,641
Goodyear Tire & Rubber	1,626 a	31,918
Google, Cl. A	1,445 a	684,569
H & R Block	2,220	54,013
H.J. Heinz	1,909	96,175
Halliburton	5,358	240,146
Hansen Natural	565 a	12,916
Harley-Davidson	1,418	53,657
Harris	845	40,687
Harsco	495	26,780
Hartford Financial Services Group	1,907	120,885
Hasbro	915	35,429
HCP	1,403	50,606
Health Net	635 a	17,755
Helmerich & Payne	715	42,278
Henry Schein	630 a	33,743
Hershey	1,079	39,675
Hertz Global Holdings	1,100 a	9,383
Hess	1,756	178,058
Hewlett-Packard	15,585	698,208
Hologic	1,564 a	28,887
Home Depot	10,277	244,901
Honeywell International	4,305	218,866
Hormel Foods	366	13,238
Hospira	1,070 a	40,831
Host Hotels & Resorts	2,944	38,596
Hudson City Bancorp	2,759	50,379
Humana	1,055 a	46,325
Huntington Bancshares	2,333	16,378
Huntsman	1,308	17,658
IAC/InterActiveCorp	1,101 a	19,223
Illinois Tool Works	2,559	119,889
IMS Health	1,313	27,442
Intel	35,313	783,595

IntercontinentalExchange	379 a	37,824
International Business Machines	8,485	1,085,910
International Flavors & Fragrances	417	16,772
International Game Technology	1,887	40,967
International Paper	2,454	68,025
Interpublic Group of Cos.	3,151 a	27,697
Intersil, Cl. A	730	17,615
Intuit	1,875 a	51,244
Intuitive Surgical	260 a	80,935
Invitrogen	545 a	24,171
Iron Mountain	1,294 a	37,526
ITT	1,041	69,705
J.C. Penney	1,246	38,414
Jacobs Engineering Group	732 a	56,613
Janus Capital Group	1,169	35,467
JDS Uniphase	1,212 a	13,247
Johnson & Johnson	17,349	1,187,886
Johnson Controls	3,603	108,666
Joy Global	642	46,365
JPMorgan Chase & Co.	21,069	856,033
Juniper Networks	3,376 a	87,877
KBR	971	27,674
Kellogg	1,647	87,390
KeyCorp	2,842	29,983
Kimberly-Clark	2,553	147,640
Kimco Realty	1,553	54,805
KLA-Tencor	1,047	39,357
Kohl's	1,802 a	75,522
Kraft Foods, Cl. A	9,339	297,167
Kroger	3,890	110,009
L-3 Communications Holdings	739	72,932
Laboratory Corp. of America Holdings	654 a	44,197
Lam Research	834 a	27,430
Lamar Advertising, Cl. A	425 a	16,142
Las Vegas Sands	732 a	33,321
Legg Mason	912	36,799
Leggett & Platt	962	18,759

Lehman Brothers Holdings	3,620	62,771
Lender Processing Services	661 a	22,044
Lennar, Cl. A	1,020	12,342
Leucadia National	1,112	49,784
Level 3 Communications	8,752 a	29,757
Lexmark International, Cl. A	547 a	19,189
Liberty Global, Cl. A	1,009 a	29,089
Liberty Global, Ser. C	1,066 a	29,208
Liberty Media-Entertainment, Ser. A	2,979 a	73,343
Liberty Media-Interactive, Cl. A	3,442 a	48,291
Liberty Property Trust	730	26,572
Limited Brands	1,817	29,962
Lincoln National	1,629	77,703
Linear Technology	1,283	39,837
Lockheed Martin	2,138	223,058
Loews	2,300	102,488
Lorillard	1,063 a	71,338
Lowe's Cos.	8,871	180,259
LSI	4,765 a	33,069
M & T Bank	486	34,205
Macerich	483	26,724
Macy's	2,494	46,912
Manitowoc	764	20,139
Manpower	571	27,408
Marathon Oil	4,323	213,859
Marriott International, Cl. A	1,705	44,177
Marsh & McLennan Cos.	3,147	88,903
Marshall & Ilsley	1,572	23,894
Martin Marietta Materials	242	25,403
Masco	2,121	34,975
MasterCard, Cl. A	450	109,868
Mattel	2,087	41,844
McAfee	926 a	30,327
McCormick & Co.	672	26,947
McDonald's	7,019	419,666
McGraw-Hill	1,990	80,933
McKesson	1,749	97,927

MDU Resources Group	1,196	38,164
MeadWestvaco	1,245	33,378
Medco Health Solutions	3,184 a	157,863
Medtronic	6,890	363,999
MEMC Electronic Materials	1,387 a	64,093
Merck & Co.	13,202	434,346
Merrill Lynch & Co.	9,498	253,122
MetLife	4,318	219,225
Metropcs Communications	1,426 a	23,714
MGM MIRAGE	590 a	17,122
Microchip Technology	1,087	34,708
Micron Technology	5,134 a	24,797
Microsoft	51,291	1,319,205
Millipore	316 a	22,231
Mirant	1,268 a	38,813
Mohawk Industries	419 a	24,708
Molson Coors Brewing, Cl. B	844	45,551
Monsanto	3,341	397,947
Monster Worldwide	940 a	16,676
Moody's	1,300	45,253
Morgan Stanley	6,053	238,972
Mosaic	941	119,705
Motorola	13,683	118,221
Murphy Oil	1,166	92,965
Nasdaq OMX Group	977 a	27,131
National City	4,141	19,587
National Oilwell Varco	2,519 a	198,069
National Semiconductor	1,820	38,129
Nationwide Financial Services, Cl. A	234	10,846
NetApp	2,036 a	52,020
New York Community Bancorp	1,965	32,658
Newell Rubbermaid	1,901	31,424
Newfield Exploration	889 a	43,543
Newmont Mining	2,645	126,854
News, Cl. A	11,047	156,094
News, Cl. B	3,048	44,531
NII Holdings	989 a	54,059

NIKE, Cl. B	2,264	132,852
NiSource	1,607	27,448
Noble	1,625	84,288
Noble Energy	1,041	76,899
Nordstrom	1,145	32,907
Norfolk Southern	2,286	164,409
Northern Trust	1,201	93,882
Northrop Grumman	1,949	131,343
NRG Energy	1,395 a	50,625
Nucor	1,904	108,947
NVIDIA	3,190 a	36,494
Nymex Holdings	511	41,892
NYSE Euronext	906	42,799
Occidental Petroleum	5,014	395,254
Office Depot	1,821 a	12,383
Old Republic International	1,770	18,585
Omnicom Group	1,942	82,904
ONEOK	682	31,017
Oracle	25,061 a	539,563
Oshkosh	600	10,824
Owens-Illinois	1,068 a	45,112
Paccar	2,112	88,831
Pactiv	1,070 a	25,798
Pall	719	29,062
Parker Hannifin	1,019	62,852
Patterson Cos.	900 a	28,107
Patterson-UTI Energy	904	25,692
Paychex	1,976	65,050
Peabody Energy	1,613	109,119
Pentair	544	18,833
People's United Financial	2,340	39,733
Pepco Holdings	1,138	28,382
Pepsi Bottling Group	986	27,460
PepsiCo	9,770	650,291
PetSmart	735	16,692
Pfizer	41,668	777,942
PG & E	2,187	84,265

Pharmaceutical Product Development	738	28,147
Philip Morris International	12,848	663,599
Pinnacle West Capital	810	27,192
Pioneer Natural Resources	707	42,031
Pitney Bowes	1,260	39,929
Plains Exploration & Production	657 a	36,772
Plum Creek Timber	1,000	48,720
PNC Financial Services Group	2,097	149,495
Polo Ralph Lauren	340	20,118
PPG Industries	974	59,063
PPL	2,257	105,989
Praxair	1,905	178,556
Precision Castparts	841	78,575
Priceline.com	251 a	28,852
Pride International	1,131 a	43,838
Principal Financial Group	1,563	66,443
Procter & Gamble	18,847	1,234,102
Progress Energy	1,485	62,830
Progressive	3,898	78,935
ProLogis	1,564	76,448
Prudential Financial	2,700	186,219
Public Service Enterprise Group	3,087	129,037
Public Storage	772	63,219
Pulte Homes	1,690	20,635
QUALCOMM	9,829	543,937
Quest Diagnostics	1,124	59,752
Questar	1,043	55,154
Quicksilver Resources	506 a	13,237
Qwest Communications International	10,654	40,805
R.R. Donnelley & Sons	1,238	33,055
Range Resources	891	43,267
Raytheon	2,591	147,506
Regency Centers	407	24,217
Regions Financial	4,189	39,712
Reliant Energy	2,350 a	42,559
Republic Services	1,283	41,698
Reynolds American	1,099	61,357

Robert Half International	873	22,078
Rockwell Automation	833	37,077
Rockwell Collins	966	48,001
Rohm & Haas	807	60,525
Roper Industries	522	31,936
Ross Stores	795	30,178
Rowan	653	25,989
Royal Caribbean Cruises	933	23,772
Safeco	513	33,940
Safeway	2,663	71,155
Salesforce.com	596 a	38,019
SanDisk	1,548 a	21,827
SandRidge Energy	434	21,218
Sara Lee	4,233	57,823
SCANA	647	23,415
Schering-Plough	9,854	207,722
Schlumberger	7,306	742,290
Scripps Networks Interactive, Cl. A	606	24,567
Sealed Air	935	20,290
Sears Holdings	538 a	43,578
SEI Investments	782	18,009
Sempra Energy	1,502	84,352
Sherwin-Williams	594	31,631
Sigma-Aldrich	749	45,494
Simon Property Group	1,354	125,421
Sirius Satellite Radio	18,448 a	29,517
SL Green Realty	402	33,503
SLM	2,777 a	47,570
Smith International	1,213	90,223
Southern	4,648	164,493
Southwest Airlines	1,006	15,684
Southwestern Energy	2,064 a	74,944
Sovereign Bancorp	3,743	35,633
Spectra Energy	3,831	104,088
Sprint Nextel	16,828	136,980
SPX	302	38,288
St. Jude Medical	2,082 a	96,980

Stanley Works	405	18,014
Staples	4,284	96,390
Starbucks	4,384 a	64,401
Starwood Hotels & Resorts Worldwide	1,116	38,268
State Street	2,594	185,834
Steel Dynamics	1,106	35,038
Stryker	1,746	112,076
Sun Microsystems	4,714 a	50,110
Sunoco	824	33,463
SunPower, Cl. A	213 a	16,778
SunTrust Banks	2,032	83,434
SUPERVALU	1,447	37,072
Symantec	5,131 a	108,110
Synopsys	831 a	19,961
SYSCO	3,661	103,826
T. Rowe Price Group	1,517	90,792
Target	4,736	214,209
TD Ameritrade Holding	1,637 a	32,593
Telephone & Data Systems	299	12,678
Telephone & Data Systems (special shares)	152	6,012
Teradata	1,209 a	28,315
Terex	587 a	27,783
Tesoro	927	14,313
Texas Instruments	8,075	196,869
Textron	1,506	65,466
Thermo Fisher Scientific	2,551 a	154,387
Tiffany & Co.	924	34,918
Time Warner	21,791	312,047
Time Warner Cable, Cl. A	1,215 a	34,542
TJX Cos.	2,644	89,129
Toll Brothers	1,070 a	21,496
Torchmark	544	31,579
Total System Services	1,197	23,437
Travelers Cos.	3,772	166,421
Tyson Foods, Cl. A	1,824	27,178
U.S. Bancorp	10,540	322,629
UDR	1,090	27,839

Ultra Petroleum	922 a	65,812
Union Pacific	3,015	248,557
UnionBanCal	348	18,695
United Parcel Service, Cl. B	4,213	265,756
United States Steel	715	114,657
United Technologies	5,676	363,150
UnitedHealth Group	7,619	213,942
Unum Group	2,052	49,576
Urban Outfitters	571 a	18,849
UST	938	49,348
Valero Energy	3,346	111,790
Varian Medical Systems	717 a	43,020
Ventas	795	35,664
VeriSign	1,302 a	42,367
Verizon Communications	17,549	597,368
Vertex Pharmaceuticals	1,030 a	35,535
VF	601	43,020
Viacom, Cl. B	3,363 a	93,929
Virgin Media	1,855	20,813
Visa, Cl. A	2,470	180,458
VMware, Cl. A	204	7,313
Vornado Realty Trust	835	79,383
Vulcan Materials	739	47,436
W.R. Berkley	1,071	25,297
W.W. Grainger	384	34,372
Wachovia	13,019	224,838
Wal-Mart Stores	14,660	859,369
Walgreen	6,032	207,139
Walt Disney	10,901	330,845
Washington Mutual	5,987	31,911
Washington Post, Cl. B	36	22,257
Waste Management	3,004	106,762
Waters	678 a	46,063
WellPoint	3,296 a	172,875
Wells Fargo & Co.	19,432	588,207
Western Digital	1,315 a	37,859
Western Union	4,545	125,624

Weyerhaeuser				1,317	70,407
Whirlpool				537	40,651
White Mountains Insurance Group				40	17,460
Whole Foods Market				940	20,840
Williams				3,552	113,842
Williams-Sonoma				504	8,790
Windstream				3,274	39,026
Wisconsin Energy				689	31,088
Wm. Wrigley Jr.				1,347	106,359
Wyeth				8,160	330,643
Wyndham Worldwide				1,032	18,514
Wynn Resorts				411	40,064
Xcel Energy				2,881	57,793
Xerox				5,545	75,634
Xilinx				1,661	41,243
XTO Energy				3,405	160,818
Yahoo!				7,319 a	145,575
Yum! Brands				2,884	103,305
Zimmer Holdings				1,422 a	97,990
Zions Bancorporation				729	21,338
					70,829,447
Total Common Stocks
(cost $136,405,805)					122,784,194

		Coupon	Maturity	Principal
Bonds and Notes--.7%		Rate (%)	Date	Amount ($)	Value ($)
Germany
Bundesrepublik Deutschland,
Bonds, Ser. 05
(cost $1,315,705)	EUR	3.50	1/4/2016	1,072,000 [b]	1,586,761

Short-Term Investments--32.2%

U.S. Government Agencies--25.6%
Federal Home Loan Bank System
2.45%, 10/24/08				8,000,000	7,954,267
Federal Home Loan Bank System,
2.35%, 9/17/08				12,000,000	11,963,183

Federal Home Loan Mortgage Corp.
2.20%, 8/18/08	5,000,000	4,994,806
Federal Home Loan Mortgage Corp.
2.25%, 9/8/08	15,000,000	14,964,375
Federal National Mortgage Association,
2.20%, 8/18/08	5,000,000	4,994,806
Federal National Mortgage Association,
2.22%, 9/3/08	15,000,000	14,969,475
		59,840,912
U.S. Treasury Bills--6.6%
1.93%, 9/18/08	15,300,000 c	15,266,784
Total Short-Term Investments
(cost $75,101,622)		75,107,696

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)
Put Options
Swiss Market OTC Index,
September 2008 @ 671	340 a	27,508
Swiss Market OTC Index,
September 2008 @ 721	150 a	36,353
Swiss Market OTC Index,
September 2008 @ 716	200 a	44,469
Total Options
(cost $226,897)		108,330

Other Investment--13.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $31,368,000)	31,368,000 [d]	31,368,000

Total Investments (cost $244,418,029)	99.1%	230,954,981
Cash and Receivables (Net)	.9%	2,015,872
Net Assets	100.0%	232,970,853

a         Non-income producing security.
b         Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
c         All or partially held by a broker as collateral for open financial futures positions.
d         Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $244,191,133.
Net unrealized depreciation on investments was $13,495,820 of which $7,824,340 related to appreciated investment securities and $21,320,160 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2008 ($)

Financial Futures Long
Amsterdam Exchanges Index	147	18,252,294	August 2008	452,136
Australian 10 Year Bond	59	5,465,407	September 2008	184,986
CAC 40 10 Euro	120	8,242,838	August 2008	656,169
Euro-Bund 10 Year	88	15,447,919	September 2008	305,817
FTSE 100 Index	214	22,914,643	September 2008	(972,847)
Hang Seng Stock Index	73	10,654,459	August 2008	137,832
IBEX 35 Index	116	21,431,006	August 2008	1,018,141

S&P ASX 200 Index	53	6,203,713	September 2008	(491,261)
S & P/MIB Index	90	20,012,404	September 2008	(1,424,811)
S & P/Toronto Stock Exchange 60 Index	6	951,528	September 2008	(9,704)
U.S. Treasury 10 Year Notes	772	88,647,312	September 2008	1,352,769
Financial Futures Short
Canadian 10 Year Bond	91	(10,534,367) September 2008		(65,110)
Dax Index	43	(10,944,229) September 2008		(108,300)
Japanese 10 Year Bond	19	(23,979,183) September 2008		(205,364)
Japanese 10 Year Mini Bond	12	(1,514,586) September 2008		(34,614)
S & P 500 Emini	251	(15,902,105) September 2008		296,460
Topix Index	50	(6,020,724) September 2008		329,832
10 Year Long Gilt	257	(54,656,155) September 2008		(618,431)
				803,700

STATEMENT OF OPTIONS WRITTEN
July 31, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
Swiss Market OTC Index,
September 2008 @ 716	200 a	(43,394)
Swiss Market OTC Index,
September 2008 @ 671	340 a	(187,250)
Swiss Market OTC Index,
September 2008 @ 721	150 a	(29,025)
(Premiums received $226,897)		(259,669)

a Non-income producing security.

At July 31, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 7/31/2008 ($)
Purchases:
British Pound, expiring 9/17/2008	4,239,575	8,223,291	8,372,264	148,973
British Pound, expiring 9/17/2008	14,320,125	28,120,057	28,279,219	159,162
British Pound, expiring 9/17/2008	955,000	1,873,634	1,885,923	12,289
Euro, expiring 9/17/2008	23,390,924	36,157,161	36,390,274	233,113
Euro, expiring 9/17/2008	12,798,181	19,783,139	19,910,685	127,546
Euro, expiring 9/17/2008	6,770,000	10,603,330	10,532,383	(70,947)
Euro, expiring 9/17/2008	13,289,461	20,859,005	20,674,990	(184,015)
Euro, expiring 9/17/2008	776,000	1,216,675	1,207,257	(9,418)
Euro, expiring 9/17/2008	1,164,000	1,824,089	1,810,885	(13,204)
Euro, expiring 9/17/2008	2,606,000	4,125,540	4,054,267	(71,273)
Japanese Yen, expiring 9/17/2008	186,829,842	1,755,441	1,736,717	(18,724)
Japanese Yen, expiring 9/17/2008	110,856,603	1,044,413	1,030,491	(13,922)
Japanese Yen, expiring 9/17/2008	349,206,200	3,260,306	3,246,121	(14,185)
Japanese Yen, expiring 9/17/2008	99,773,200	931,105	927,463	(3,642)
Japanese Yen, expiring 9/17/2008	3,990,928	37,243	37,098	(145)
Japanese Yen, expiring 9/17/2008	494,875,072	4,589,022	4,600,217	11,195
Japanese Yen, expiring 9/17/2008	49,886,600	462,561	463,732	1,171
New Nealand Dollar, expiring 9/17/2008	10,150,468	7,621,073	7,390,940	(230,133)
New Nealand Dollar, expiring 9/17/2008	1,701,000	1,281,552	1,238,563	(42,989)
Swedish Krona, expiring 9/17/2008	12,324,850	2,028,232	2,029,951	1,719
Swedish Krona, expiring 9/17/2008	25,069,440	4,153,217	4,129,036	(24,181)
Swedish Krona, expiring 9/17/2008	88,882,560	14,851,693	14,639,308	(212,385)
Swedish Krona, expiring 9/17/2008	9,594,000	1,562,363	1,580,170	17,807
Swedish Krona, expiring 9/17/2008	5,983,000	1,002,652	985,424	(17,228)
Swedish Krona, expiring 9/17/2008	53,828	8,930	8,866	(64)
Swedish Krona, expiring 9/17/2008	1,345,700	223,378	221,642	(1,736)
Swedish Krona, expiring 9/17/2008	4,709,950	781,955	775,747	(6,208)
Swedish Krona, expiring 9/17/2008	6,674,672	1,096,726	1,099,345	2,619
Swedish Krona, expiring 9/17/2008	672,850	110,376	110,821	445
				(218,360)
Sales:
Australian Dollar, expiring 9/17/2008	6,559,460	6,205,249	6,135,843	69,406
Australian Dollar, expiring 9/17/2008	135,100	127,739	126,375	1,364
Australian Dollar, expiring 9/17/2008	2,718,000	2,568,241	2,542,469	25,772
Australian Dollar, expiring 9/17/2008	2,598,000	2,453,395	2,430,218	23,177
Australian Dollar, expiring 9/17/2008	5,043,000	4,877,650	4,717,318	160,332
Australian Dollar, expiring 9/17/2008	1,864,450	1,774,531	1,744,042	30,489
Australian Dollar, expiring 9/17/2008	532,700	506,719	498,298	8,421

Australian Dollar, expiring 9/17/2008	21,308	20,250	19,932	318
Australian Dollar, expiring 9/17/2008	2,642,192	2,498,010	2,471,556	26,454
Australian Dollar, expiring 9/17/2008	266,350	251,792	249,149	2,643
Canadian Dollar, expiring 9/17/2008	26,950,260	26,461,515	26,303,509	158,006
Norwegian Krone, expiring 9/17/2008	108,599,400	21,356,815	21,095,455	261,360
Norwegian Krone, expiring 9/17/2008	2,537,200	497,510	492,852	4,658
Norwegian Krone, expiring 9/17/2008	3,805,800	746,484	739,277	7,207
Swiss Franc, expiring 9/17/2008	4,839,148	4,679,755	4,622,006	57,749
Swiss Franc, expiring 9/17/2008	7,886,000	7,581,315	7,532,140	49,175
Swiss Franc, expiring 9/17/2008	2,105,200	2,050,533	2,010,736	39,797
Swiss Franc, expiring 9/17/2008	3,157,800	3,070,568	3,016,103	54,465
Swiss Franc, expiring 9/17/2008	1,804,750	1,762,311	1,723,767	38,544
Swiss Franc, expiring 9/17/2008	1,082,850	1,059,962	1,034,260	25,702
Swiss Franc, expiring 9/17/2008	2,519,431	2,469,108	2,406,379	62,729
Swiss Franc, expiring 9/17/2008	1,811,969	1,769,622	1,730,662	38,960
Swiss Franc, expiring 9/17/2008	5,024,000	4,920,382	4,798,564	121,818
Swiss Franc, expiring 9/17/2008	25,228	24,406	24,096	310
Swiss Franc, expiring 9/17/2008	630,700	610,212	602,399	7,813
Swiss Franc, expiring 9/17/2008	2,207,450	2,137,190	2,108,398	28,792
Swiss Franc, expiring 9/17/2008	3,128,272	2,996,171	2,987,901	8,270
Swiss Franc, expiring 9/17/2008	315,350	301,488	301,200	288
				1,314,019

Total				1,095,659

STATEMENT OF INVESTMENTS
Dreyfus Premier Global Absolute Return Fund
July 31, 2008 (Unaudited)

	Principal
Short-Term Investments--77.6%	Amount ($)	Value ($)
Commerical Paper--18.5%
Bank of America
2.50%, 9/9/08	250,000	249,322
Bank of Scotland
2.60%, 9/17/08	300,000	298,982
BNP Paribas Finance
2.58%, 9/15/08	300,000	299,033
CBA (Delaware) Finance
2.40%, 8/28/08	300,000	299,460
Intesa Funding
2.65%, 9/26/08	250,000	248,969
Santander Central Hispano Finance
(Delaware), 2.65%, 9/30/08	250,000	248,896
Svenska Handelsbanken
2.37%, 8/25/08	250,000	249,605
		1,894,267
U.S. Government Agencies--38.6%
Federal Home Loan Bank System
2.14%, 8/13/08	1,550,000	1,548,896
Federal Home Loan Mortgage Corp.
2.25%, 9/8/08	1,200,000	1,197,150
Federal National Mortgage
Association, 2.22%, 9/3/08	1,200,000	1,197,558
		3,943,604
U.S. Treasury Bills--20.5%
1.27%, 9/11/08	1,550,000	1,547,284
1.90%, 9/18/08	545,000 [a]	543,817
		2,091,101
Total Short-Term Investments
(cost $7,929,258)		7,928,972
	Face Amount

	Covered by
Options--2.6%	Contracts ($)	Value ($)
Call Options
U.S. Treasury 10-Year Notes
August 2008 @ 105
(cost $243,034)	2,700,000	265,360

Other Investment--18.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,850,000)	1,850,000 [b]	1,850,000

Total Investments (cost $10,022,292)	98.3%	10,044,332
Cash and Receivables (Net)	1.7%	176,509
Net Assets	100.0%	10,220,841

a   All or partially held by a broker as collateral for open financial futures positions.
b   Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $10,022,292.
Net unrealized appreciation on investments was $22,040 of which $22,520 related to appreciated investment securities and $480 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 3, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2008 ($)

Financial Futures Long
10 Year Euro-Bond	14	1,607,594	Sept 2008	21,384
British Long Gilt	23	2,462,789	Sept 2008	(103,426)
CAC 40 10 Euro	26	1,785,948	Aug 2008	110,928
Japanese 10 Year Bond	4	481,658	Sept 2008	(5,427)

Financial Futures Short				-
10 Year Euro-Bond	4	(702,179)	Sept 2008	(7,561)
British Long Gilt	18	(3,828,058)	Sept 2008	(52,144)
Japanese 10 Year Bond	36	(4,543,757)	Sept 2008	(61,883)
S & P 500	19	(1,203,745)	Sept 2008	63,277
				(34,852)

At July 31, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 7/31/2008 ($)

Purchases:
Canadian Dollar, expiring 9/17/2008	255,000	249,928	248,881	(1,047)
Canadian Dollar, expiring 9/17/2008	199,376	196,546	194,591	(1,954)
EURO, expiring 9/17/2008	182,000	285,447	283,145	(2,302)
EURO, expiring 9/17/2008	158,000	250,531	245,807	(4,723)
EURO, expiring 9/17/2008	135,000	213,718	210,025	(3,692)
EURO, expiring 9/17/2008	394,570	610,410	613,850	3,440
EURO, expiring 9/17/2008	137,700	212,789	214,226	1,437
EURO, expiring 9/17/2008	1,064,334	1,645,223	1,655,831	10,607
EURO, expiring 9/17/2008	517,213	799,496	804,651	5,155
EURO, expiring 9/17/2008	398,000	623,357	619,186	(4,171)
EURO, expiring 9/17/2008	537,068	842,977	835,540	(7,437)
EURO, expiring 9/17/2008	267,000	409,698	415,383	5,685
EURO, expiring 9/17/2008	9,879	15,314	15,369	55
EURO, expiring 9/17/2008	27,121	42,064	42,193	130
British Pound, expiring 9/17/2008	97,000	190,857	191,554	697
British Pound, expiring 9/17/2008	60,000	119,074	118,487	(587)
British Pound, expiring 9/17/2008	439,305	855,920	867,534	11,615
British Pound, expiring 9/17/2008	272,903	529,336	538,926	9,589
British Pound, expiring 9/17/2008	1,770	3,434	3,495	62
British Pound, expiring 9/17/2008	575,646	1,130,381	1,136,779	6,398
British Pound, expiring 9/17/2008	147,000	284,033	290,294	6,261
Japanese Yen, expiring 9/17/2008	10,672,704	99,507	99,210	(297)
Japanese Yen, expiring 9/17/2008	14,745,500	137,810	137,069	(741)
Japanese Yen, expiring 9/17/2008	55,825,870	522,651	518,941	(3,709)
Japanese Yen, expiring 9/17/2008	16,513,290	155,257	153,503	(1,754)
Japanese Yen, expiring 9/17/2008	7,894,800	74,129	73,388	(742)
Japanese Yen, expiring 9/17/2008	289,396	2,700	2,690	(10)
Japanese Yen, expiring 9/17/2008	4,423,428	41,299	41,119	(180)
Japanese Yen, expiring 9/17/2008	19,534,230	182,401	181,585	(816)
Japanese Yen, expiring 9/17/2008	10,852,350	100,635	100,880	246
Japanese Yen, expiring 9/17/2008	10,852,350	100,586	100,880	294
Japanese Yen, expiring 9/17/2008	3,617,450	33,542	33,627	85
Japanese Yen, expiring 9/17/2008	14,180,404	132,198	131,817	(381)
				27,211

Sales:

Australian Dollar, expiring 9/17/2008	564,000	545,508	527,576	17,931
Australian Dollar, expiring 9/17/2008	22,480	21,396	21,028	368
Australian Dollar, expiring 9/17/2008	41,094	39,089	38,440	649
Australian Dollar, expiring 9/17/2008	42,150	39,850	39,428	422
Australian Dollar, expiring 9/17/2008	14,050	13,282	13,143	139
Australian Dollar, expiring 9/17/2008	42,150	39,800	39,428	372
Australian Dollar, expiring 9/17/2008	55,076	52,363	51,519	843
Australian Dollar, expiring 9/17/2008	153,000	143,973	143,119	854
Australian Dollar, expiring 9/17/2008	424,041	401,143	396,656	4,487
Australian Dollar, expiring 9/17/2008	77,000	71,016	72,027	(1,012)
Australian Dollar, expiring 9/17/2008	173,721	164,367	162,502	1,865
Australian Dollar, expiring 9/17/2008	63,279	59,792	59,192	600
British Pound, expiring 9/17/2008	46,158	89,179	91,152	(1,974)
British Pound, expiring 9/17/2009	45,842	88,465	90,528	(2,064)
British Pound, expiring 9/17/2010	33,810	67,340	66,768	572
Canadian Dollar, expiring 9/17/2008	147,000	144,449	143,472	977
Canadian Dollar, expiring 9/17/2008	1,512,333	1,503,104	1,476,040	27,064
Canadian Dollar, expiring 9/17/2008	19,411	19,049	18,945	104
Canadian Dollar, expiring 9/17/2008	288,752	282,785	281,823	963
Canadian Dollar, expiring 9/17/2008	175,000	170,782	170,800	(19)
Canadian Dollar, expiring 9/17/2008	29,600	29,587	28,890	697
EURO, expiring 9/17/2008	216,000	337,481	336,041	1,440
EURO, expiring 9/17/2008	30,000	45,785	46,672	(888)
Swiss Franc, expiring 9/17/2008	140,000	136,807	133,718	3,089
Swiss Franc, expiring 9/17/2008	95,700	93,677	91,406	2,271
Swiss Franc, expiring 9/17/2008	160,138	156,526	152,952	3,574
Swiss Franc, expiring 9/17/2008	82,940	80,990	79,218	1,771
Swiss Franc, expiring 9/17/2008	76,560	74,747	73,125	1,622
Swiss Franc, expiring 9/17/2008	222,662	218,215	212,671	5,544
Swiss Franc, expiring 9/17/2008	431,000	422,111	411,660	10,451
Swiss Franc, expiring 9/17/2008	1,212	1,173	1,158	15
Swiss Franc, expiring 9/17/2008	81,810	79,198	78,139	1,059
Swiss Franc, expiring 9/17/2008	30,300	29,316	28,940	375
Swiss Franc, expiring 9/17/2008	24,240	23,468	23,152	316
Swiss Franc, expiring 9/17/2008	45,450	43,521	43,411	111
Swiss Franc, expiring 9/17/2008	45,450	43,531	43,411	120
Swiss Franc, expiring 9/17/2008	59,388	57,383	56,723	660
Swiss Franc, expiring 9/17/2008	15,150	14,484	14,470	14
Swiss Franc, expiring 9/17/2008	355,373	341,409	339,427	1,983
Swiss Franc, expiring 9/17/2008	490,000	479,250	468,013	11,238
Swiss Franc, expiring 9/17/2008	42,300	40,475	40,402	73
Swiss Franc, expiring 9/17/2008	313,642	299,832	299,568	263
Swiss Franc, expiring 9/17/2008	126,024	121,155	120,369	786

Swiss Franc, expiring 9/17/2008	345,976	333,150	330,451	2,698
Swiss Franc, expiring 9/17/2008	289,200	281,211	276,223	4,988
Swiss Franc, expiring 9/17/2008	72,300	70,399	69,056	1,343
Swiss Franc, expiring 9/17/2008	120,500	117,094	115,093	2,001
				110,758

Total				137,969

Item 2.

Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ J. David Officer J. David Officer President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer J. David Officer President

Date: By:	September 25, 2008 /s/ James Windels James Windels Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)